Consolidated Assets of the Group's Consolidated VIEs as well as Total Assets and Maximum Exposure to Loss for Its Significant Unconsolidated VIEs (Detail) (JPY ¥)
In Billions, unless otherwise specified
	Mar. 31, 2012	Mar. 31, 2011
Variable Interest Entity [Line Items]
Consolidated VIEs- Consolidated assets	¥ 3,737	¥ 3,550
Significant unconsolidated VIEs- Total assets	3,037	2,521
Significant unconsolidated VIEs- Maximum exposure to loss	367	310
Asset-backed commercial paper/loan programs
Variable Interest Entity [Line Items]
Consolidated VIEs- Consolidated assets	2,129	2,085
Asset-backed securitizations
Variable Interest Entity [Line Items]
Consolidated VIEs- Consolidated assets	426	511
Significant unconsolidated VIEs- Total assets	582	680
Significant unconsolidated VIEs- Maximum exposure to loss	33	44
Investments in securitization products
Variable Interest Entity [Line Items]
Consolidated VIEs- Consolidated assets	74	94
Investment funds
Variable Interest Entity [Line Items]
Consolidated VIEs- Consolidated assets	989	684
Significant unconsolidated VIEs- Total assets	2,455	1,841
Significant unconsolidated VIEs- Maximum exposure to loss	334	266
Trust arrangements and other
Variable Interest Entity [Line Items]
Consolidated VIEs- Consolidated assets	¥ 119	¥ 176